Stockholders’ Deficit - Narrative (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 15, 2019	Nov. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted and available for purchase (in shares)							5,829
Stock-based compensation expense			$ 3,573	$ 1,020	$ 20,174	$ 5,829	$ 7,223	$ 3,380
Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted and available for purchase (in shares)	5,613,290	5,613,290
Chief Executive Officer | Promissory Note
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts due from related party	$ 24,600
Interest rate payable annually	2.00%
Debt term	4 years
Related party notes receivable			$ 25,600		25,600		$ 25,200	$ 24,700
Chief Executive Officer | CEO Performance Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted and available for purchase (in shares)	3,572,093
Chief Executive Officer | CEO Performance Awards | IPO Condition
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted and available for purchase (in shares)	1,530,897
Chief Executive Officer | CEO Performance Awards | Qualified Financing Condition
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted and available for purchase (in shares)	1,020,598
Chief Executive Officer | CEO Performance Awards | Market Capitalization Condition
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted and available for purchase (in shares)	1,020,598
Chief Executive Officer | Service-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted and available for purchase (in shares)	2,041,197
Vesting period	72 months
Grant date fair value of options	$ 3,200								$ 3,000
Stock-based compensation expense					$ 11,600